Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 restaurant	Dec. 31, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Percentage of gross sales of restaurants	5.00%
Period of time of franchise agreement	3 years
Aggregate amount that Company must reinvest	$ 180,000,000
Minimum number of new restaurants	250
Waiver period	6 months
Temporary royalty waivers	6,100,000	8,000,000	5,000,000
Provision of contingencies, before judicial deposits	20,139,000	22,341,000
Judicial deposits	7,935,000	7,519,000
Provision for contingencies	12,204,000	14,822,000
Provision for contingencies, current	777,000	1,748,000
Provision for contingencies, noncurrent	11,427,000	13,074,000
Tax law, loss possibility minimum	24,000,000
Tax law, loss possibility maximum	34,000,000
Damage sought	30,000,000
McDonald’s Corporation’s indemnification for contingencies	4,395,000	3,696,000
Standby Letters of Credit [Member]
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount	80,000,000
Amounts have been drawn	0
Puerto Rican Franchisees Lawsuit [Member]
Line of Credit Facility [Line Items]
Damage sought	66,700,000
Puerto Rico Owner Operator's Association [Member]
Line of Credit Facility [Line Items]
Damage sought	$ 31,000,000